Consolidated statement of changes in equity - EUR (€)		Total	Share capital and share premium [Member]	Other reserves [Member]	Retained earnings [member]	Shareholders' equity (parent) [Member]	Non-controlling interests [Member]
Balance (Previously stated [member]) at Dec. 31, 2017		€ 49,144,000,000	€ 17,045,000,000	€ 4,362,000,000	€ 27,022,000,000	€ 48,429,000,000	€ 715,000,000
Balance (Effect of change in accounting policy due to implementation of IFRS 9 [Member]) at Dec. 31, 2017		(1,008,000,000)		(604,000,000)	(390,000,000)	(993,000,000)	(14,000,000)
Balance at Dec. 31, 2017		48,136,000,000	17,045,000,000	3,759,000,000	26,632,000,000	47,435,000,000	700,000,000
Net change in fair value of equity instruments at fair value through other comprehensive income		(461,000,000)		(518,000,000)	56,000,000	(461,000,000)	0
Net change in fair value of debt instruments at fair value through other comprehensive income		(177,000,000)		(177,000,000)		(177,000,000)	0
Realised gains/losses on debt instruments at FOVCIreclassified to the statement of profit or loss		(56,000,000)		(54,000,000)		(54,000,000)	(2,000,000)
Changes in cash flow hedge reserve		382,000,000		342,000,000		342,000,000	41,000,000
Realised and unrealised revaluations property in own use		1,000,000		(2,000,000)	3,000,000	1,000,000	0
Remeasurement of the net defined benefit asset/liability 36		6,000,000		6,000,000		6,000,000
Exchange rate differences and other		(396,000,000)		(380,000,000)		(380,000,000)	(16,000,000)
Share of other comprehensive income of associates and joint ventures and other income		14,000,000		283,000,000	(270,000,000)	14,000,000
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss		199,000,000		199,000,000		199,000,000
Total amount recognised directly in other comprehensive income net of tax		(488,000,000)		(301,000,000)	(211,000,000)	(512,000,000)	24,000,000
Net result		4,869,000,000		160,000,000	4,601,000,000	4,761,000,000	108,000,000
Total comprehensive income net of tax		4,381,000,000		(141,000,000)	4,391,000,000	4,250,000,000	132,000,000
Dividends 30		(2,668,000,000)			(2,607,000,000)	(2,607,000,000)	(61,000,000)
Changes in treasury shares		4,000,000		4,000,000		4,000,000
Employee stock option and share plans		63,000,000	44,000,000		19,000,000	63,000,000	0
Changes in the composition of the group and other changes	[1]	(65,000,000)			(96,000,000)	(96,000,000)	31,000,000
Balance at Dec. 31, 2018		49,851,000,000	17,088,000,000	3,621,000,000	28,339,000,000	49,049,000,000	803,000,000
Net change in fair value of equity instruments at fair value through other comprehensive income		139,000,000		(335,000,000)	472,000,000	137,000,000	1,000,000
Net change in fair value of debt instruments at fair value through other comprehensive income		(42,000,000)		(43,000,000)		(43,000,000)	1,000,000
Realised gains/losses on debt instruments at FOVCIreclassified to the statement of profit or loss		(34,000,000)		(33,000,000)		(33,000,000)	(1,000,000)
Changes in cash flow hedge reserve		640,000,000		604,000,000		604,000,000	36,000,000
Realised and unrealised revaluations property in own use		58,000,000		49,000,000	9,000,000	58,000,000	0
Remeasurement of the net defined benefit asset/liability 36		58,000,000		58,000,000		58,000,000
Exchange rate differences and other		(29,000,000)		(36,000,000)		(36,000,000)	7,000,000
Share of other comprehensive income of associates and joint ventures and other income				69,000,000	(69,000,000)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss		(116,000,000)		(123,000,000)	6,000,000	(116,000,000)
Total amount recognised directly in other comprehensive income net of tax		673,000,000		211,000,000	418,000,000	629,000,000	44,000,000
Net result		4,001,000,000		180,000,000	3,723,000,000	3,903,000,000	99,000,000
Total comprehensive income net of tax		4,674,000,000		391,000,000	4,141,000,000	4,532,000,000	142,000,000
Dividends 30		(2,679,000,000)			(2,650,000,000)	(2,650,000,000)	(29,000,000)
Changes in treasury shares		1,000,000		1,000,000		1,000,000
Employee stock option and share plans		41,000,000	28,000,000		13,000,000	41,000,000	0
Changes in the composition of the group and other changes		0			23,000,000	23,000,000	(23,000,000)
Balance at Dec. 31, 2019		51,889,000,000	17,117,000,000	4,013,000,000	29,866,000,000	50,996,000,000	893,000,000
Net change in fair value of equity instruments at fair value through other comprehensive income		(335,000,000)		(399,000,000)	62,000,000	(337,000,000)	2,000,000
Net change in fair value of debt instruments at fair value through other comprehensive income		25,000,000		20,000,000		20,000,000	5,000,000
Realised gains/losses on debt instruments at FOVCIreclassified to the statement of profit or loss		(34,000,000)		(33,000,000)		(33,000,000)	(1,000,000)
Changes in cash flow hedge reserve		355,000,000		242,000,000		242,000,000	112,000,000
Realised and unrealised revaluations property in own use		(7,000,000)		(33,000,000)	26,000,000	(7,000,000)	0
Remeasurement of the net defined benefit asset/liability 36		28,000,000		28,000,000		28,000,000
Exchange rate differences and other		(1,620,000,000)		(1,557,000,000)		(1,557,000,000)	(63,000,000)
Share of other comprehensive income of associates and joint ventures and other income		6,000,000		(37,000,000)	43,000,000	6,000,000
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss		(19,000,000)		(3,000,000)	(16,000,000)	(19,000,000)
Total amount recognised directly in other comprehensive income net of tax		(1,601,000,000)		(1,770,000,000)	114,000,000	(1,656,000,000)	55,000,000
Net result		2,329,000,000		94,000,000	2,156,000,000	2,250,000,000	78,000,000
Total comprehensive income net of tax		728,000,000		(1,676,000,000)	2,271,000,000	595,000,000	133,000,000
Dividends 30		(3,000,000)			0		(3,000,000)
Changes in treasury shares		5,000,000		5,000,000		5,000,000
Employee stock option and share plans		22,000,000	11,000,000		11,000,000	22,000,000	0
Changes in the composition of the group and other changes		(1,000,000)					(1,000,000)
Balance at Dec. 31, 2020		€ 52,640,000,000	€ 17,128,000,000	€ 2,342,000,000	€ 32,149,000,000	€ 51,619,000,000	€ 1,022,000,000

[1]	Includes an amount for the initial recognition of the redemption liability related to the acquisition of Payvision Holding B.V. and Makelaarsland B.V. that reduces the Retained earnings of the Group.